Basic and Diluted Net Loss Per Share - Schedule of Anti-Dilutive Effect on Net Income (Loss) Per Share Attributable to Common Stockholders (Details) - shares	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Schedule of Anti-Dilutive Effect on Net Income (Loss) Per Share Attributable to Common Stockholders [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	1,319,391	1,084,918	433,682	233,905
Convertible preferred stock on an as-converted basis [Member]
Schedule of Anti-Dilutive Effect on Net Income (Loss) Per Share Attributable to Common Stockholders [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount			402,438	204,253
Warrants to purchase preferred stock on an as-converted basis [Member]
Schedule of Anti-Dilutive Effect on Net Income (Loss) Per Share Attributable to Common Stockholders [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount			4,344	4,344
Stock options outstanding [Member]
Schedule of Anti-Dilutive Effect on Net Income (Loss) Per Share Attributable to Common Stockholders [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	377,134	309,369	26,900	25,308
Unvested RSU’s [Member]
Schedule of Anti-Dilutive Effect on Net Income (Loss) Per Share Attributable to Common Stockholders [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	61,250	44,539
Warrants to purchase Common stock [Member]
Schedule of Anti-Dilutive Effect on Net Income (Loss) Per Share Attributable to Common Stockholders [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	881,007	731,010